CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net profit	$ 25,305	$ 61,970	$ 726,759
Components of other comprehensive income that will not be reclassified to profit or loss before tax:
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(283)	(2,655)	1,856
Other Comprehensive Income that will not be reclassified to profit or loss before tax	(283)	(2,655)	1,856
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	(183,419)	(30,971)	(184,876)
Other Comprehensive Income, before tax, Exchange differences on translation	(183,419)	(30,971)	(184,876)
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	8,222	23,156	30,321
Reclassification adjustments on cash flow Hedges, before tax	(67,785)	(29,227)	(15,286)
Other Comprehensive Income before tax Cash flow hedges	(59,563)	(6,071)	15,035
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	(716)	13,847	(1,657)
Other Comprehensive income that will be reclassified to profit or loss before tax	(243,698)	(23,195)	(171,498)
Income tax relating to components of other comprehensive Income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	68	717	(501)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax	68	717	(501)
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to cash flow hedges of other comprehensive income	13,546	1,686	(4,474)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	355	(6,582)	176
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	13,901	(4,896)	(4,298)
Other comprehensive (loss) income	(230,012)	(30,029)	(174,441)
Total comprehensive (loss) income	(204,707)	31,941	552,318
Comprehensive Income attributable to
Comprehensive (loss) income, attributable to owners of parent company	(199,682)	32,732	555,294
Comprehensive (loss) income, attributable to non-controlling interests	(5,025)	(791)	(2,976)
Total comprehensive (loss) income	$ (204,707)	$ 31,941	$ 552,318